Initial Public Offering (Details) - USD ($)	1 Months Ended
	Feb. 14, 2023	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)		$ 18
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)		0.01	$ 0.01
Class A Ordinary Shares [Member] | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Subsequent Event [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Issued pursuant to exercise shares	11,500,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Generating gross proceeds (in Dollars)	$ 115,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Issued pursuant to exercise shares	1,500,000